Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 4.98%
FHLMC	5.50%	7-15-2036	$230,000	$ 281,428
FNMA %%	2.00	6-13-2052	990,000	878,084
Total Agency securities (Cost $1,152,375)				1,159,512
Asset-backed securities: 11.07%
Carvana Auto Receivables Trust Series 2019-2A Class D 144A	3.28	1-15-2025	410,000	409,748
ECMC Group Student Loan Trust Series 2018-1A Class A (1 Month LIBOR +0.75%) 144A±	1.76	2-27-2068	230,402	221,905
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3 144A	2.80	1-20-2051	250,000	234,126
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	300,000	282,913
Taco Bell Funding LLC Series 2016-1A Class A2 144A	4.97	5-25-2046	237,500	240,343
Taco Bell Funding LLC Series 2021 Class A1 144A	2.54	8-25-2051	497,500	408,376
Tidewater Auto Receivables Series 2018-AA Class D 144A	4.30	11-15-2024	132,145	132,072
Wendy's Funding LLC Series 2021-1A 144A	2.78	6-15-2051	248,125	210,966
Wingstop Funding LLC Series 2020-1A Class A2 144A	2.84	12-5-2050	248,750	219,626
Zaxby's Funding LLC Series 2021-1A Class A2 144A	3.24	7-30-2051	248,125	217,291
Total Asset-backed securities (Cost $2,851,695)				2,577,366
Corporate bonds and notes: 24.19%
Communication services: 1.91%
Diversified telecommunication services: 0.55%
AT&T Incorporated	3.55	9-15-2055	160,000	128,108
Media: 1.36%
CCO Holdings LLC 144A	4.50	8-15-2030	50,000	45,155
Charter Communications Operating LLC	3.50	3-1-2042	100,000	74,660
Gray Television Incorporated 144A	4.75	10-15-2030	50,000	43,932
Magallanes Incorporated 144A	5.14	3-15-2052	45,000	40,263
QVC Incorporated	4.75	2-15-2027	60,000	51,833
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	70,000	61,330
				317,173
Consumer discretionary: 2.35%
Automobiles: 0.74%
Ford Motor Company	3.63	6-17-2031	200,000	172,920
Diversified consumer services: 0.12%
Howard University	5.21	10-1-2052	30,000	27,742
Hotels, restaurants & leisure: 0.58%
Las Vegas Sands Corporation	3.20	8-8-2024	140,000	134,301
Household durables: 0.20%
KB Home Company	4.80	11-15-2029	50,000	46,000
Multiline retail: 0.50%
Macy's Retail Holdings LLC 144A	5.88	4-1-2029	125,000	117,679
Specialty retail: 0.21%
NMG Holding Company Incorporated 144A	7.13	4-1-2026	50,000	49,580
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series CP  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer staples: 0.20%
Food products: 0.20%
Kraft Heinz Foods Company	4.88%	10-1-2049	$50,000	$ 46,750
Energy: 5.58%
Energy equipment & services: 0.43%
Hilcorp Energy Company 144A	6.25	11-1-2028	50,000	50,375
USA Compression Partners LP	6.88	4-1-2026	50,000	48,813
				99,188
Oil, gas & consumable fuels: 5.15%
Aethon United 144A	8.25	2-15-2026	160,000	163,200
Apache Corporation	5.35	7-1-2049	60,000	52,800
Archrock Partners LP 144A	6.88	4-1-2027	50,000	49,577
Buckeye Partners LP	4.13	12-1-2027	50,000	46,500
Crestwood Midstream Partners LP 144A	5.63	5-1-2027	60,000	57,888
DCP Midstream Operating Company	5.13	5-15-2029	100,000	100,010
EQT Corporation	3.90	10-1-2027	60,000	57,833
Harvest Midstream LP 144A	7.50	9-1-2028	70,000	70,225
Murphy Oil Corporation	5.88	12-1-2027	60,000	60,608
Nabors Industries Limited 144A	7.38	5-15-2027	60,000	60,503
Occidental Petroleum Corporation	6.60	3-15-2046	130,000	146,900
ONEOK Incorporated	7.15	1-15-2051	75,000	84,174
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	50,000	47,350
Southwestern Energy Company	7.75	10-1-2027	50,000	52,739
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	50,000	45,028
Western Midstream Operating LP	5.30	3-1-2048	115,000	105,215
				1,200,550
Financials: 5.71%
Banks: 1.46%
Bank of America Corporation (U.S. SOFR +1.21%) ±	2.57	10-20-2032	200,000	171,525
Citigroup Incorporated (5 Year Treasury Constant Maturity +3.60%) ʊ±	4.00	12-10-2025	130,000	117,268
Citigroup Incorporated (3 Month LIBOR +4.52%) ±	6.25	12-29-2049	50,000	50,173
				338,966
Capital markets: 1.24%
Berkshire Hathaway Finance Company	3.85	3-15-2052	125,000	113,980
Morgan Stanley (U.S. SOFR +1.20%) ±	2.51	10-20-2032	150,000	128,906
Morgan Stanley (U.S. SOFR +2.62%) ±	5.30	4-20-2037	45,000	45,396
				288,282
Consumer finance: 1.19%
OneMain Finance Corporation	7.13	3-15-2026	170,000	174,080
Rocket Mortgage LLC 144A	4.00	10-15-2033	125,000	102,500
				276,580
Insurance: 1.34%
Hill City Funding Trust 144A	4.05	8-15-2041	100,000	76,730
Maple Grove Funding Trust 144A	4.16	8-15-2051	100,000	80,090
National Life Global Insurance Company (3 Month LIBOR +3.31%) 144A±	5.25	7-19-2068	40,000	37,174
See accompanying notes to portfolio of investments

2  |  Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
OneAmerica Financial Partners Incorporated 144A	4.25%	10-15-2050	$25,000	$ 21,401
Transatlantic Holdings Incorporated	8.00	11-30-2039	73,000	97,031
				312,426
Thrifts & mortgage finance: 0.48%
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	125,000	112,500
Health care: 0.71%
Health care providers & services: 0.57%
HCA Incorporated 144A	4.63	3-15-2052	150,000	132,077
Pharmaceuticals: 0.14%
Bausch Health Companies Incorporated 144A	5.00	1-30-2028	50,000	31,910
Industrials: 2.93%
Aerospace & defense: 0.59%
The Boeing Company	5.81	5-1-2050	140,000	137,754
Airlines: 1.33%
American Airlines Group Incorporated 144A	5.75	4-20-2029	80,000	77,300
Delta Air Lines Incorporated	7.38	1-15-2026	170,000	182,750
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	50,000	49,663
				309,713
Commercial services & supplies: 0.31%
CoreCivic Incorporated	8.25	4-15-2026	70,000	72,050
Industrial conglomerates: 0.27%
General Electric Company (3 Month LIBOR +3.33%) ±	4.16	12-29-2049	70,000	63,490
Trading companies & distributors: 0.43%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	50,000	48,875
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	50,000	50,798
				99,673
Information technology: 2.02%
Electronic equipment, instruments & components: 0.05%
Dell International LLC	8.35	7-15-2046	8,000	10,542
Software: 1.97%
Fortinet Incorporated	2.20	3-15-2031	250,000	207,335
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	60,000	56,456
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	220,000	195,800
				459,591
Materials: 1.40%
Chemicals: 0.41%
Westlake Chemical Corporation	1.63	7-17-2029	100,000	96,006
Containers & packaging: 0.99%
AptarGroup Incorporated	3.60	3-15-2032	250,000	229,691
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series CP  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real estate: 1.03%
Equity REITs: 1.03%
EPR Properties	3.60%	11-15-2031		$25,000	$ 21,025
EPR Properties	3.75	8-15-2029		35,000	30,737
Sabra Health Care LP / Sabra Capital Corporation	5.13	8-15-2026		125,000	125,383
Service Properties Trust Company	3.95	1-15-2028		80,000	61,972
					239,117
Utilities: 0.35%
Electric utilities: 0.35%
Oglethorpe Power Corporation	3.75	8-1-2050		100,000	81,830
Total Corporate bonds and notes (Cost $6,300,637)					5,632,189
Foreign corporate bonds and notes : 4.94%
Communication services: 0.78%
Media: 0.78%
Tele Columbus AG 144A	3.88	5-2-2025	EUR	100,000	95,144
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	100,000	86,700
					181,844
Consumer discretionary: 0.46%
Automobiles: 0.46%
Peugeot SA Company	2.00	3-20-2025	EUR	100,000	107,171
Consumer staples: 0.85%
Food products: 0.33%
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	100,000	75,954
Tobacco: 0.52%
BAT International Finance plc	2.25	1-16-2030	EUR	130,000	121,040
Energy: 0.43%
Oil, gas & consumable fuels: 0.43%
Eni SpA	1.13	9-19-2028	EUR	100,000	99,701
Financials: 1.63%
Banks: 0.89%
Credit Agricole SA (3 Month EURIBOR +1.25%) ±	1.00	4-22-2026	EUR	200,000	207,750
Consumer finance: 0.74%
Abertis Finance BV Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.27%) ʊ±	2.63	1-26-2027	EUR	100,000	90,536
Cellnex Finance Company SA	2.00	9-15-2032	EUR	100,000	81,585
					172,121
Industrials: 0.39%
Containers & packaging: 0.39%
Can-Pack SA 144A	2.38	11-1-2027	EUR	100,000	90,983
See accompanying notes to portfolio of investments

4  |  Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Materials: 0.40%
Paper & forest products: 0.40%
Ahlstrom-Munksjo Holding 3 Oy 144A	3.63%	2-4-2028	EUR	100,000	$ 93,537
Total Foreign corporate bonds and notes (Cost $1,500,195)					1,150,101
Foreign government bonds : 4.84%
Brazil ¤	0.00	7-1-2024	BRL	2,900,000	476,404
Chile	4.50	3-1-2026	CLP	205,000,000	237,171
Hungary	1.00	11-26-2025	HUF	22,000,000	48,769
Mexico	3.75	2-21-2024	EUR	100,000	106,410
Republic of South Africa	10.50	12-21-2026	ZAR	3,750,000	259,441
Total Foreign government bonds (Cost $1,165,675)					1,128,195
Non-agency mortgage-backed securities: 23.49%
Affirm Asset Securitization Trust 2021-A Class C 144A	1.66	8-15-2025		$200,000	191,739
Auburn CLO Limited. Series 2017-1A Class A2A (3 Month LIBOR +1.62%) 144A±	2.68	10-20-2030		250,000	241,092
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041		250,000	225,992
Carlyle Global Market Series 2017-2A Class R2 (3 Month LIBOR +1.60%) 144A±	2.66	7-20-2031		250,000	241,619
Cascade Funding Mortgage Trust Series 2018-RM2 Class B 144A±±	4.00	10-25-2068		286,771	280,428
Cascade Funding Mortgage Trust Series 2021-HB7 Class M2 144A±±	2.68	10-27-2031		250,000	238,049
Dryden Senior Loan Fund Series 2020-78A Class A (3 Month LIBOR +1.18%) 144A±	2.22	4-17-2033		400,000	390,891
Freedom Financial Group Incorporated Series 2021-2 Class B 144A	1.03	6-19-2028		250,000	247,698
FREMF Mortgage Trust Series 2019-KF70 Class B (1 Month LIBOR +2.30%) 144A±	3.10	9-25-2029		111,203	110,208
Imperial Fund LLC Series 2021-NQM1 Class A1 144A±±	1.07	6-25-2056		168,829	156,175
JPMorgan Mortgage Trust Series 2020-1 Class A15 144A±±	3.50	6-25-2050		96,027	90,692
Madison Park Funding Limited Series 2020-46A Class B1R (3 Month LIBOR +1.65%) 144A±	2.69	10-15-2034		500,000	479,064
MF1 Multifamily Housing Mortgage Loan Trust Series 2022 Class FL8-C (30 Day Average U.S. SOFR +2.20%) 144A±	2.68	2-19-2037		250,000	242,914
MFRA Trust Series 2020-NQM3 Class M1 144A±±	2.65	1-26-2065		250,000	239,483
Neuberger Berman CLO Limited Series 2017-25A Class BR (3 Month LIBOR +1.35%) 144A±	2.39	10-18-2029		250,000	241,427
Octagon Investment Partners Series 2017-1A Class A1R (3 Month LIBOR +1.00%) 144A±	2.06	3-17-2030		250,000	246,568
OneMain Financial Trust Series 2018-2A Class A 144A	3.57	3-14-2033		250,000	247,092
Pagaya AI Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027		125,969	123,798
Residential Mortgage Loan Trust Series 2019-3 Class A3 144A±±	3.04	9-25-2059		78,014	77,040
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1 144A±±	1.03	11-25-2055		109,625	106,742
Towd Point Mortgage Trust Series 2019-HY3 Class A2 (1 Month LIBOR +1.30%) 144A±	2.31	10-25-2059		150,000	144,518
Towd Point Mortgage Trust Series 2020-4 Class A2 144A	2.50	10-25-2060		350,000	299,660
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series CP  |  5

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02%	4-25-2064	$106,441	$ 102,412
Verus Securitization Trust Series 2021-R3 Class A2 144A±±	1.28	4-25-2064	109,848	105,710
Wind River CLO Limited Series 2018-2A Class A2 (3 Month LIBOR +1.45%) 144A±	2.49	7-15-2030	409,000	399,141
Total Non-agency mortgage-backed securities (Cost $5,750,888)				5,470,152
U.S. Treasury securities: 18.38%
U.S. Treasury Note	1.25	6-30-2028	225,000	204,434
U.S. Treasury Note ##	1.88	2-15-2032	1,670,000	1,530,659
U.S. Treasury Note	2.00	8-15-2051	370,000	290,320
U.S. Treasury Note	2.25	5-15-2041	550,000	467,908
U.S. Treasury Note	2.25	2-15-2052	180,000	150,553
U.S. Treasury Note	2.38	5-15-2051	1,395,000	1,197,575
U.S. Treasury Note	2.75	4-30-2027	290,000	288,935
U.S. Treasury Note	2.88	5-15-2032	35,000	35,044
U.S. Treasury Note	2.88	5-15-2052	120,000	115,463
Total U.S. Treasury securities (Cost $4,778,910)				4,280,891
Yankee corporate bonds and notes: 5.44%
Energy: 0.52%
Oil, gas & consumable fuels: 0.52%
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.40%) ʊ±	4.88	3-22-2030	130,000	121,562
Financials: 3.74%
Banks: 2.38%
Banco do Brasil SA 144A	4.88	1-11-2029	200,000	195,000
Itau Unibanco Holding SA 144A	3.25	1-24-2025	200,000	195,198
Macquire Bank Limited (5 Year Treasury Constant Maturity +1.70%) 144A±	3.05	3-3-2036	200,000	164,324
				554,522
Capital markets: 0.87%
UBS Group AG (1 Year Treasury Constant Maturity +1.55%) 144A±	4.49	5-12-2026	200,000	201,987
Consumer finance: 0.49%
Unifin Financiera SAB de CV 144A	9.88	1-28-2029	250,000	115,065
Industrials: 0.49%
Aerospace & defense: 0.49%
Bombardier Incorporated 144A	7.88	4-15-2027	125,000	114,024
Utilities: 0.69%
Electric utilities: 0.69%
Comision Federal de Electricidad Company 144A	3.88	7-26-2033	200,000	159,102
Total Yankee corporate bonds and notes (Cost $1,490,857)				1,266,262
See accompanying notes to portfolio of investments

6  |  Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 2.74%
Dominican Republic 144A	4.88%	9-23-2032	$230,000	$ 198,109
Mexico	4.75	4-27-2032	270,000	271,400
Panama	4.50	1-19-2063	200,000	167,782
Total Yankee government bonds (Cost $740,334)				637,291

		Yield	Shares
Short-term investments: 2.31%
Investment companies: 2.31%
Allspring Government Money Market Fund Select Class ♠∞##		0.65	539,132	539,132
Total Short-term investments (Cost $539,132)				539,132
Total investments in securities (Cost $26,270,698)	102.38%			23,841,091
Other assets and liabilities, net	(2.38)			(553,350)
Total net assets	100.00%			$23,287,741

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
BRL	Brazilian real
CLP	Chile Peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
HUF	Hungarian forint
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,899,874	$8,302,197	$(9,662,939)	$0	$0	$539,132	539,132	$501
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series CP  |  7

Portfolio of investments—May 31, 2022 (unaudited)

Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
1,601,746 USD	1,448,000 EUR	Citibank National Association	6-30-2022	$45,061	$0
245,185 USD	3,750,000 ZAR	Citibank National Association	6-30-2022	6,303	0
				$51,364	$0
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
U.S. Long Term Bonds	1	9-21-2022	$141,362	$139,438	$0	$(1,924)
U.S. Ultra Treasury Bonds	7	9-21-2022	1,112,181	1,090,250	0	(21,931)
2-Year U.S. Treasury Notes	20	9-30-2022	4,227,764	4,222,031	0	(5,733)
5-Year U.S. Treasury Notes	41	9-30-2022	4,652,605	4,631,078	0	(21,527)
Short
Euro-BOBL Futures	(5)	6-8-2022	(712,615)	(678,967)	33,648	0
Euro-Bund Futures	(3)	6-8-2022	(535,203)	(488,154)	47,049	0
Euro-Schatz Futures	(2)	6-8-2022	(240,000)	(236,439)	3,561	0
10-Year U.S. Treasury Notes	(42)	9-21-2022	(5,045,806)	(5,017,031)	28,775	0
10-Year Ultra Futures	(13)	9-21-2022	(1,682,054)	(1,670,297)	11,757	0
					$124,790	$(51,115)
See accompanying notes to portfolio of investments

8  |  Allspring Managed Account CoreBuilder Shares - Series CP

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Allspring Managed Account CoreBuilder Shares - Series CP  |  9

Notes to portfolio of investments—May 31, 2022 (unaudited)

Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

10  |  Allspring Managed Account CoreBuilder Shares - Series CP

Notes to portfolio of investments—May 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,159,512	$0	$1,159,512
Asset-backed securities	0	2,577,366	0	2,577,366
Corporate bonds and notes	0	5,632,189	0	5,632,189
Foreign corporate bonds and notes	0	1,150,101	0	1,150,101
Foreign government bonds	0	1,128,195	0	1,128,195
Non-agency mortgage-backed securities	0	5,470,152	0	5,470,152
U.S. Treasury securities	4,280,891	0	0	4,280,891
Yankee corporate bonds and notes	0	1,266,262	0	1,266,262
Yankee government bonds	0	637,291	0	637,291
Short-term investments
Investment companies	539,132	0	0	539,132
	4,820,023	19,021,068	0	23,841,091
Forward foreign currency contracts	0	51,364	0	51,364
Futures contracts	124,790	0	0	124,790
Total assets	$4,944,813	$19,072,432	$0	$24,017,245
Liabilities
Futures contracts	$51,115	$0	$0	$51,115
Total liabilities	$51,115	$0	$0	$51,115
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2022, $88,000 was segregated as cash collateral for open futures contracts.
For the nine months ended May 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Managed Account CoreBuilder Shares - Series CP  |  11